STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2017
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions for estimate of fair value of outstanding stock options

December 31, 2017	Quebecor	Quebecor Media	TVA Group

Risk-free interest rate	1.83%	1.80%	1.97%
Distribution yield	0.46%	1.12%	—%
Expected volatility	17.58%	16.70%	50.78%
Expected remaining life	2.4 years	2.3 years	3.6 years

December 31, 2016	Quebecor	Quebecor Media	TVA Group

Risk-free interest rate	1.25%	1.10%	0.91%
Distribution yield	0.48%	1.33%	—%
Expected volatility	19.27%	18.93%	35.48%
Expected remaining life	4.0 years	3.0 years	1.9 years

Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	1,360,000	$12.69	1,360,000	$12.69
Exercised	(630,000)	12.82	—	—
Cancelled	(290,000)	12.97	—	—

Balance at end of year	440,000	12.31	1,360,000	12.69

Vested options at end of year	376,666	$12.04	263,332	$11.78

Quebecor Mid-term stock-based compensation plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding units in stock-based compensation plan

	2017		2016
	Units	Weighted average exercise price	Units	Weighted average exercise price

Balance at beginning of year	1,427,624	$14.46	1,476,346	$14.34
Exercised	(1,140,941)	14.12	(48,722)	10.89
Cancelled	(193,073)	15.81	—	—

Balance at end of year	93,610	$15.81	1,427,624	$14.46

Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	980,905	$61.71	1,482,494	$60.44
Exercised	(215,978)	59.40	(399,689)	56.48
Cancelled	(169,100)	60.65	(101,900)	63.79

Balance at end of year	595,827	$62.84	980,905	$61.71

Vested options at end of year	226,200	$58.78	163,550	$54.90

Schedule of information on exercise price of outstanding options

	Outstanding options			Vested options
Range of exercise price	Number	Weighted average years to maturity	Weighted average exercise price	Number	Weighted average exercise price

$37.91 to 53.40	55,200	2.85	$45.69	55,200	$45.69
$57.35 to 70.56	540,627	6.46	64.60	171,000	63.01

$37.91 to 70.56	595,827	6.13	$62.84	226,200	$58.78

TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of changes to outstanding options

	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price

Balance at beginning of year	357,632	$12.71	463,371	$13.30
Cancelled	(134,915)	12.86	—	—
Expired	(162,717)	14.75	(105,739)	15.29

Balance at end of year	60,000	$6.85	357,632	$12.71

Vested options at end of year	24,000	$6.85	283,632	$14.11

Deferred share unit and performance share unit plans
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding units in stock-based compensation plan

	Outstanding units
	DSU	PSU
Quebecor
Balance at beginning of year	128,942	162,150
Granted	128,710	163,232
Exercised	(6,546)	(7,890)
Cancelled	(29,564)	(37,268)

Balance at end of year	221,542	280,224

TVA Group
Balance at beginning of year	191,322	212,671
Granted	134,484	147,937
Exercised	(16,018)	—
Cancelled	(61,541)	(89,971)

Balance at end of year	248,247	270,637